SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 9,394	$ 11,122	$ 11,894
SINGAPORE
Disaggregation of Revenue [Line Items]
Total revenue	7,907	9,344	10,091
INDONESIA
Disaggregation of Revenue [Line Items]
Total revenue	877	1,411	1,405
MALAYSIA
Disaggregation of Revenue [Line Items]
Total revenue	610	367	398
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	9,385	11,012	11,783
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Rental [Member]
Disaggregation of Revenue [Line Items]
Total revenue	9	110	111
Sales Of Containersand Recycled Materials [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,249	9,647	11,028
Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,136	$ 1,365	$ 755